BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of assets held for sale and liabilities related to assets held for sale

	December 31, 2012	July 4, 2013
	RUR	RUR
Assets held for sale
Cash and cash equivalents	1,164	1,195
Term deposits	150	280
Funds receivable, net	190	192
Goodwill	378	378
Other	142	120

Total assets held for sale	2,024	2,165

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,596	1,653
Other	23	52

Total liabilities related to assets held for sale	1,619	1,705

KinoPoisk
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

October 14, 2013
RUR
ASSETS:
Cash and cash equivalents	39
Current assets	59
Property and equipment	3
Intangible assets	440
Goodwill	2,140
Non-current assets	1

Total assets	2,682

LIABILITIES:
Current liabilities	20
Deferred tax liabilities	85

Net assets	2,577

Total purchase consideration	2,577

SPB
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

November 23, 2011
RUR
ASSETS:
Cash and cash equivalents	10
Current assets	16
Property and equipment	4
Intangible assets	390
Goodwill	470

Total assets	890

LIABILITIES:
Current liabilities	17
Non-current liabilities	81
Deferred tax liabilities	47

Net assets	745

Total purchase consideration	745